SUPPLEMENT DATED SEPTEMBER 27, 2016 TO
                    THE PROSPECTUS DATED SEPTEMBER 22, 2016

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1490

  Guggenheim Investment Grade Corporate Trust 5-8 Year, Series 1 (the "Trust")
                              File No. 333-212684

      Notwithstanding anything to the contrary in the Prospectus, as of September 27, 2016, the following bonds are no longer included in the Trust's portfolio:

            o     Express Scripts Holding 3.00% due 7/15/2023;

            o     Flowers Foods, Inc. 4.375% due 4/1/2022;

            o     Flowserve Corporation 3.50% due 9/15/2022; and

            o     Penske Truck Leasing 4.875% due 7/11/2022.


                       Please keep for future reference.